Income Taxes (Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Domestic	$ 10,574	$ 6,242	$ 4,564
Foreign	1,248	(5,310)	8,304
Current Income Tax Expense Benefit	11,822	932	12,868
Deferred:
Domestic	(4,497)	(9,851)	(18,607)
Foreign	1,948	(527)	(4,581)
Deferred Income Tax Expense Benefit	(2,549)	(10,378)	(23,188)
Total income taxes	$ 9,273	$ (9,446)	$ (10,320)